Operating Lease Liabilities - Schedule of Weighted-Average Lease Terms and Discount Rates for Operating Leases (Details)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Weighted-Average Lease Terms and Discount Rates for Operating Leases [Abstract]
Operating leases Weighted average remaining lease term (Years)	4 years	3 years
Operating leases Weighted average discount rate (%)	6.00%	6.00%